VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.8%
Ampol Ltd.	69,852	$1,298,707
Austria: 4.3%
OMV AG	40,769	1,474,956
Finland: 6.1%
Neste Oyj	47,385	2,064,645
Greece: 1.2%
Motor Oil Hellas Corinth Refineries SA	26,388	416,729
Hungary: 3.2%
MOL Hungarian Oil & Gas Plc	194,274	1,078,438
India: 7.9%
Reliance Industries Ltd. (USD) 144A (GDR)	45,966	2,667,044
Japan: 12.5%
Cosmo Energy Holdings Co. Ltd. †	33,900	874,532
ENEOS Holdings, Inc.	576,200	1,858,140
Idemitsu Kosan Co. Ltd.	69,868	1,518,300
		4,250,972
Poland: 4.3%
Polski Koncern Naftowy ORLEN SA	136,554	1,471,205
Portugal: 4.2%
Galp Energia SGPS SA	147,798	1,421,441
	Number of Shares	Value
Saudi Arabia: 2.4%
S-Oil Corp. (KRW)	14,140	$799,853
South Korea: 5.6%
HD Hyundai Co. Ltd.	17,106	641,217
SK Innovation Co. Ltd.	12,592	1,247,837
		1,889,054
Taiwan: 4.9%
Formosa Petrochemical Corp.	644,000	1,673,822
Thailand: 3.1%
IRPC PCL (NVDR)	4,844,800	398,760
Thai Oil PCL (NVDR)	483,500	655,371
		1,054,131
Turkey: 2.6%
Turkiye Petrol Rafinerileri AS *	57,798	897,199
United States: 33.8%
CVR Energy, Inc.	12,626	365,902
Delek US Holdings, Inc.	22,352	606,633
HF Sinclair Corp.	35,316	1,901,413
Marathon Petroleum Corp.	30,196	2,999,369
PBF Energy, Inc. *	25,117	883,114
Phillips 66	30,243	2,441,215
Valero Energy Corp.	21,424	2,289,154
		11,486,800
Total Common Stocks (Cost: $40,689,945)		33,944,996
Total Investments: 99.9% (Cost: $40,689,945)		33,944,996
Other assets less liabilities: 0.1%		45,260
NET ASSETS: 100.0%		$33,990,256

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $830,676.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,667,044, or 7.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$33,944,996
1